Schedule Of Related Party Balances (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Investment in associates and joint ventures	$ 885,269	$ 1,026,909
Trade and other receivables	3,734,410	4,651,059
Loans Receivable	176,931	194,389
Accounts payable and accrued liabilities	(382,794)	(686,480)
Contract liabilities	(55,434)	(72,343)
Vendor-take-back-loan		$ (5,559,250)